Ally Master Owner Trust
Monthly Servicing Report
May 15, 2014

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of April 30, 2014

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$17,338,210,240.21	504,008	$34,400.66	90.53%
Used Auto	$1,683,738,995.37	88,172	$19,096.07	8.79%
Medium Duty Trucks	$20,622,248.69	506	$40,755.43	0.11%
Less Dealer Reserve	$1,370,069,422.29
Total	$17,672,502,061.98	592,686		99.42%

Ally Bank Retained Receivables
New Auto	$48,465,817.00	1,311	$36,968.59	0.25%
Used Auto	$7,740,175.40	271	$28,561.53	0.04%
Medium Duty Trucks	$0.00	0	$0.00	0.00%
DPP	$54,117,705.81	1,762	$30,713.79	0.28%
Other	$0.00	0	—	0.00%
Total	$110,323,698.21	3,344		0.58%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$17,782,825,760.19	596,030		100.00%
Dealer Reserve	$1,370,069,422.29
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$19,152,895,182.48	596,030		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$17,076,890,846.38	2,482	89.16%
Limited	Eligible	$1,948,945,745.00	343	10.18%
Programmed	Eligible	$5,831,771.85	5	0.03%
No-Credit	Eligible	$10,903,121.04	9	0.06%
Satisfactory	Ineligible	$96,243,693.78	N/A	0.50%
Limited	Ineligible	$3,793,845.76	N/A	0.02%
Programmed	Ineligible	$6,028,912.03	N/A	0.03%
No-Credit	Ineligible	$4,257,246.64	N/A	0.02%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$19,152,895,182.48	2,839	100.00%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$13,366,499,543.50	419,098	69.79%
121-180 Days		$3,033,279,500.60	92,258	15.84%
181-270 Days		$2,045,822,310.35	62,844	10.68%
Over 270 Days		$707,293,828.03	21,830	3.69%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$19,152,895,182.48	596,030	100.00%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.